Note 16 - Commitments and Contingencies (Details) - Minimum Operating Lease Payments $ in Thousands	Dec. 31, 2015 USD ($)
Minimum Operating Lease Payments [Abstract]
2016	$ 19,091
2017	15,152
2018	12,423
2019	10,913
2020	9,226
Thereafter	$ 23,305